Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended
Sep. 30, 2013
Summary of Significant Accounting Policies [Line Items]
Balance as of June 30, 2013	$ (157,761)
Total unrealized gains:
Included in earnings	42,735
Balance as of September 30, 2013	$ (115,026)